S000001271 [Member] Investment Strategy - LARGE CAP VALUE FUND	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization value companies. Large capitalization value companies generally are considered to be those (i) whose market capitalization is within the range of the market capitalization of the companies in the Russell 1000® Value Index, and (ii) that meet one of the following metrics: (a) is included in the Russell 1000® Value Index or other third-party value index, or (b) is classified as value by a third-party financial data provider.
In buying stocks, NTI uses a quantitatively managed strategy designed to provide exposure to value and quality factors. Beginning with a broad universe of highly liquid equity securities, NTI seeks to identify those securities that are out‑of‑favor and undervalued by applying a proprietary value screen. Once the targeted universe of value securities has been identified, NTI applies a proprietary quality score to rank each security to eliminate the lowest quality securities based on their proprietary ranking. NTI then selects securities from the remaining universe that it believes will achieve the appropriate capitalization and diversification goals, while focusing on those value securities ranking in the top quintile based on their proprietary quality and value score. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector, region and portfolio levels through portfolio diversification. Final purchase decisions are made based on a fundamental review of the remaining companies and on the desired level of diversification.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. NTI will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the financials sector.
Frank Russell Company does not endorse any of the securities in the Russell 1000® Value Index. It is not a sponsor of the Large Cap Value Fund and is not affiliated with the Fund in any way.